OTHER ASSETS	12 Months Ended
Sep. 30, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets [Text Block]
12.	OTHER ASSETS

Other assets consist of the following:

	September 30,
	2013	2014
	RMB	RMB

Prepaid lease	2,080	2,709
Deposits for purchase of plant and equipment	5,145	1,252
Deposits for purchase of seed usage right	4,000	-
Others	31	48

	11,256	4,009